RELATED PARTY TRANSACTIONS - Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amount due from a related party:	$ 13	¥ 90	¥ 147,559
Amounts due to related parties:	9,218	64,175	24,198
Haode Group Inc. ("Haode Group")
Related Party Transaction [Line Items]
Amount due from a related party:			147,559
UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount due from a related party:	13	90
Amounts due to related parties:	299	2,084	962
Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amounts due to related parties:	2,455	17,091	¥ 23,236
Borgward
Related Party Transaction [Line Items]
Amounts due to related parties:	$ 6,464	¥ 45,000